Quarterly Holdings Report
for
Fidelity® Short Duration High Income Fund
July 31, 2024
SDH-NPRT1-0924
1.969439.110
Corporate Bonds - 79.8%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.1%
Broadcasting - 0.5%
DISH Network Corp. 3.375% 8/15/26	2,000,000	1,214,815
Diversified Financial Services - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	10,000	9,865
Energy - 0.1%
Sunnova Energy International, Inc. 0.25% 12/1/26	263,000	151,289
Homebuilders/Real Estate - 0.2%
Meritage Homes Corp. 1.75% 5/15/28 (b)	10,000	11,028
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	510,000	424,320
		435,348
Leisure - 0.0%
Peloton Interactive, Inc. 5.5% 12/1/29 (b)	30,000	30,936
Technology - 0.3%
BlackLine, Inc. 1% 6/1/29 (b)	40,000	38,557
Global Payments, Inc. 1.5% 3/1/31 (b)	348,000	328,860
Wolfspeed, Inc. 1.875% 12/1/29	648,000	324,933
		692,350
TOTAL CONVERTIBLE BONDS		2,534,603
Nonconvertible Bonds - 78.7%
Aerospace - 3.7%
Bombardier, Inc.:
6% 2/15/28 (b)	125,000	124,641
7.875% 4/15/27 (b)	494,000	494,749
Howmet Aerospace, Inc.:
5.9% 2/1/27	455,000	463,832
6.875% 5/1/25	1,248,000	1,259,100
Rolls-Royce PLC 5.75% 10/15/27 (b)	475,000	480,607
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	210,000	234,044
TransDigm, Inc.:
5.5% 11/15/27	1,235,000	1,216,475
6.375% 3/1/29 (b)	1,160,000	1,181,577
6.75% 8/15/28 (b)	2,935,000	2,990,020
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (b)	385,000	348,496
		8,793,541
Air Transportation - 2.0%
American Airlines, Inc. 7.25% 2/15/28 (b)(c)	380,000	379,677
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	1,633,333	1,622,397
Rand Parent LLC 8.5% 2/15/30 (b)(c)	1,570,000	1,552,522
United Airlines, Inc. 4.375% 4/15/26 (b)	1,325,000	1,291,858
		4,846,454
Automotive & Auto Parts - 1.1%
Arko Corp. 5.125% 11/15/29 (b)(c)	270,000	235,541
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	200,000	200,651
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	180,000	183,297
Hudson Automotive Group 8% 5/15/32 (b)	140,000	146,488
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	485,000	513,141
8.375% 5/1/28 (b)	600,000	635,315
McLaren Finance PLC 7.5% 8/1/26 (b)	310,000	270,940
Phinia, Inc. 6.75% 4/15/29 (b)	180,000	183,602
Real Hero Merger Sub 2 6.25% 2/1/29 (b)	30,000	25,768
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)(c)	295,000	307,914
		2,702,657
Banks & Thrifts - 0.3%
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	270,000	278,100
Western Alliance Bancorp. 3% 6/15/31 (d)	520,000	465,416
		743,516
Broadcasting - 2.1%
Clear Channel Outdoor Holdings, Inc.:
7.875% 4/1/30 (b)(c)	235,000	239,160
9% 9/15/28 (b)(c)	1,025,000	1,088,363
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	410,000	8,200
DISH Network Corp. 11.75% 11/15/27 (b)	1,130,000	1,131,050
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	525,000	324,031
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	1,995,000	1,895,372
Univision Communications, Inc. 8% 8/15/28 (b)	370,000	371,832
		5,058,008
Building Materials - 0.8%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	245,000	239,942
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	355,000	377,436
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)(c)	195,000	199,397
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	405,000	412,098
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (b)	185,000	177,884
Star Holding LLC 8.75% 8/1/31 (b)	235,000	231,480
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	180,000	187,650
		1,825,887
Cable/Satellite TV - 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (b)	2,425,000	2,355,317
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	200,000	191,000
		2,546,317
Capital Goods - 1.2%
ESAB Corp. 6.25% 4/15/29 (b)	1,190,000	1,206,821
Resideo Funding, Inc. 6.5% 7/15/32 (b)	360,000	359,982
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	1,300,000	1,274,723
		2,841,526
Chemicals - 4.0%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	590,000	618,755
Cerdia Finanz GmbH 10.5% 2/15/27 (b)	130,000	133,898
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	205,000	201,689
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	854,700	698,717
LSB Industries, Inc. 6.25% 10/15/28 (b)	740,000	719,701
Methanex Corp. 5.125% 10/15/27	900,000	876,302
NOVA Chemicals Corp.:
5% 5/1/25 (b)	1,005,000	996,034
5.25% 6/1/27 (b)	400,000	390,358
9% 2/15/30 (b)	110,000	116,290
Olympus Water U.S. Holding Corp. 7.25% 6/15/31 (b)	460,000	460,331
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	1,995,000	1,859,894
6.625% 5/1/29 (b)	300,000	282,811
SPCM SA 3.125% 3/15/27 (b)	395,000	365,282
The Chemours Co. LLC 5.375% 5/15/27 (c)	1,075,000	1,032,709
Tronox, Inc. 4.625% 3/15/29 (b)(c)	530,000	482,733
W.R. Grace Holding LLC 7.375% 3/1/31 (b)	180,000	184,828
		9,420,332
Consumer Products - 2.2%
Coty, Inc. 5% 4/15/26 (b)	1,100,000	1,088,104
Gannett Holdings LLC 6% 11/1/26 (b)	75,000	72,850
Kohl's Corp. 4.25% 7/17/25	70,000	68,167
Kronos Acquisition Holdings, Inc.:
8.25% 6/30/31 (b)	230,000	231,997
10.75% 6/30/32 (b)	205,000	198,886
Mattel, Inc. 5.875% 12/15/27 (b)	460,000	462,780
Newell Brands, Inc. 5.7% 4/1/26	675,000	673,387
Tempur Sealy International, Inc. 4% 4/15/29 (b)	865,000	790,096
The Gates Corp. 6.875% 7/1/29 (b)	340,000	346,209
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	390,000	379,714
10.5% 5/15/29 (b)	825,000	802,313
		5,114,503
Containers - 2.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	870,000	735,752
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)(c)	460,000	465,249
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)(c)	525,000	541,817
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)(c)	750,000	742,083
Sealed Air Corp. 5% 4/15/29 (b)(c)	1,500,000	1,448,723
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (b)	515,000	518,560
Trivium Packaging Finance BV 8.5% 8/15/27 (b)	450,000	441,765
		4,893,949
Diversified Financial Services - 3.7%
Capstone Borrower, Inc. 8% 6/15/30 (b)	125,000	129,487
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)(c)	225,000	210,938
Encore Capital Group, Inc. 9.25% 4/1/29 (b)	200,000	210,740
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32 (b)	230,000	237,203
7.875% 12/1/30 (b)	385,000	408,102
Freedom Mortgage Corp. 6.625% 1/15/27 (b)	250,000	245,048
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	295,000	301,618
7.75% 5/15/26 (b)	1,240,000	1,269,744
Gn Bondco LLC 9.5% 10/15/31 (b)(c)	410,000	385,957
Hightower Holding LLC 6.75% 4/15/29 (b)	150,000	139,989
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	1,310,000	1,254,325
6.25% 5/15/26	750,000	747,588
Jefferson Capital Holding 9.5% 2/15/29 (b)	185,000	194,099
Nationstar Mortgage Holdings, Inc. 6.5% 8/1/29 (b)	350,000	349,484
Navient Corp. 6.75% 6/15/26	250,000	252,673
OneMain Finance Corp. 3.5% 1/15/27	2,450,000	2,315,299
PRA Group, Inc. 8.875% 1/31/30 (b)(c)	115,000	117,027
		8,769,321
Diversified Media - 0.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	425,000	389,638
Energy - 12.4%
Baytex Energy Corp. 7.375% 3/15/32 (b)	305,000	311,470
Berry Petroleum Co. LLC 7% 2/15/26 (b)	100,000	98,995
Buckeye Partners LP:
4.125% 3/1/25 (b)	352,000	347,347
4.125% 12/1/27	1,400,000	1,316,137
California Resources Corp.:
7.125% 2/1/26 (b)	250,000	250,551
8.25% 6/15/29 (b)	680,000	696,344
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	3,000	2,997
Canacol Energy Ltd. 5.75% 11/24/28 (b)	450,000	227,390
Cheniere Energy, Inc. 4.625% 10/15/28	625,000	612,895
Chesapeake Energy Corp. 5.5% 2/1/26 (b)	180,000	178,972
Chord Energy Corp. 6.375% 6/1/26 (b)	100,000	100,457
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	525,000	525,021
Comstock Resources, Inc. 6.75% 3/1/29 (b)(c)	120,000	116,266
Continental Resources, Inc. 2.268% 11/15/26 (b)	100,000	94,190
CPI CG, Inc. 10% 7/15/29 (b)	125,000	130,312
CrownRock LP/CrownRock Finance, Inc. 5.625% 10/15/25 (b)	850,000	848,914
CVR Energy, Inc. 8.5% 1/15/29 (b)	585,000	594,962
DCP Midstream Operating LP 5.375% 7/15/25	335,000	334,570
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (b)	80,000	79,709
8.625% 3/15/29 (b)	630,000	654,500
Energy Transfer LP:
6% 2/1/29 (b)	560,000	568,374
7.375% 2/1/31 (b)	525,000	554,465
EnLink Midstream Partners LP 4.85% 7/15/26	525,000	518,664
EQM Midstream Partners LP:
6% 7/1/25 (b)	147,000	146,963
7.5% 6/1/27 (b)	850,000	873,259
EQT Corp. 3.125% 5/15/26 (b)	175,000	168,499
Genesis Energy LP/Genesis Energy Finance Corp.:
7.875% 5/15/32	115,000	117,296
8% 1/15/27	1,145,000	1,170,794
Gulfport Energy Corp. 8% 5/17/26	100,000	101,342
Harvest Midstream I LP 7.5% 5/15/32 (b)	430,000	442,414
Hess Midstream Operations LP 5.625% 2/15/26 (b)	900,000	895,037
HF Sinclair Corp. 6.375% 4/15/27 (b)	105,000	106,114
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (b)	230,000	236,882
Kinetik Holdings LP 6.625% 12/15/28 (b)	465,000	474,167
Kodiak Gas Services LLC 7.25% 2/15/29 (b)(c)	345,000	354,899
Kraken Oil & Gas Partners LLC 7.625% 8/15/29 (b)	185,000	186,774
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)	475,000	472,495
Matador Resources Co. 6.5% 4/15/32 (b)	400,000	402,046
Mesquite Energy, Inc. 7.25% (b)(e)(f)	135,000	0
Nabors Industries, Inc. 8.875% 8/15/31 (b)	295,000	300,959
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)(c)	615,000	571,855
6.75% 9/15/25 (b)	659,000	647,868
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)	345,000	349,642
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)	285,000	300,378
NuStar Logistics LP 6% 6/1/26	150,000	150,157
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	580,000	600,702
Prairie Acquiror LP 9% 8/1/29 (b)	185,000	190,751
Precision Drilling Corp. 7.125% 1/15/26 (b)	442,000	442,501
Range Resources Corp. 4.875% 5/15/25	450,000	447,074
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,002,000	1,048,430
SM Energy Co. 6.625% 1/15/27	431,000	431,501
Southwestern Energy Co. 5.7% 1/23/25 (g)	428,000	426,250
Summit Midstream Holdings LLC 8.625% 10/31/29 (b)(c)	185,000	189,137
Sunnova Energy Corp. 5.875% 9/1/26 (b)	810,000	669,871
Sunoco LP/Sunoco Finance Corp. 6% 4/15/27	1,010,000	1,007,945
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	750,000	744,600
Talos Production, Inc. 9% 2/1/29 (b)(c)	100,000	105,367
Transocean Aquila Ltd. 8% 9/30/28 (b)	540,000	550,225
Transocean, Inc. 8.75% 2/15/30 (b)	585,000	614,504
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)(c)	280,000	284,950
Venture Global Calcasieu Pass LLC 6.25% 1/15/30 (b)	265,000	272,156
Venture Global LNG, Inc. 7% 1/15/30 (b)	2,340,000	2,364,437
Western Midstream Operating LP 4.65% 7/1/26	1,300,000	1,286,064
		29,309,807
Entertainment/Film - 0.6%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)(c)	1,450,000	1,405,963
Environmental - 1.3%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	210,000	212,378
GFL Environmental, Inc.:
4% 8/1/28 (b)	1,200,000	1,127,991
6.75% 1/15/31 (b)	180,000	185,097
Madison IAQ LLC 4.125% 6/30/28 (b)	700,000	653,730
Wrangler Holdco Corp. 6.625% 4/1/32 (b)	915,000	918,440
		3,097,636
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	1,100,000	1,063,523
6.5% 2/15/28 (b)	985,000	999,246
		2,062,769
Food/Beverage/Tobacco - 0.8%
C&S Group Enterprises LLC 5% 12/15/28 (b)	380,000	282,017
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)	265,000	274,662
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(c)	210,000	219,068
KeHE Distributor / Nextwave 9% 2/15/29 (b)	345,000	354,063
Performance Food Group, Inc. 5.5% 10/15/27 (b)	400,000	394,660
Post Holdings, Inc. 5.625% 1/15/28 (b)	125,000	123,763
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	100,000	98,724
United Natural Foods, Inc. 6.75% 10/15/28 (b)	95,000	86,785
		1,833,742
Gaming - 3.3%
Affinity Interactive 6.875% 12/15/27 (b)	1,030,000	898,074
Boyd Gaming Corp. 4.75% 12/1/27 (c)	475,000	461,635
Caesars Entertainment, Inc. 8.125% 7/1/27 (b)	900,000	919,313
Churchill Downs, Inc.:
4.75% 1/15/28 (b)	300,000	289,648
6.75% 5/1/31 (b)(c)	495,000	502,707
International Game Technology PLC 4.125% 4/15/26 (b)	825,000	808,881
Las Vegas Sands Corp. 3.5% 8/18/26	400,000	385,565
Light & Wonder International, Inc. 7% 5/15/28 (b)	1,000,000	1,007,359
Melco Resorts Finance Ltd. 5.25% 4/26/26 (b)	200,000	193,525
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	275,000	284,535
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	95,000	92,651
Station Casinos LLC 6.625% 3/15/32 (b)(c)	350,000	353,268
Studio City Finance Ltd. 5% 1/15/29 (b)	225,000	199,969
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (b)(c)	715,000	704,975
4.625% 6/15/25 (b)	300,000	297,016
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	325,000	318,429
		7,717,550
Healthcare - 5.0%
1375209 BC Ltd. 9% 1/30/28 (b)	562,000	532,809
Bausch Health Companies, Inc.:
5.5% 11/1/25 (b)	1,085,000	1,016,211
11% 9/30/28 (b)	850,000	795,175
14% 10/15/30 (b)	197,000	169,814
Centene Corp. 3% 10/15/30	210,000	183,557
CHS/Community Health Systems, Inc. 5.625% 3/15/27 (b)	1,950,000	1,867,231
HCA Holdings, Inc. 5.875% 2/15/26	650,000	654,060
IQVIA, Inc. 5% 5/15/27 (b)	1,675,000	1,644,117
LifePoint Health, Inc. 11% 10/15/30 (b)	290,000	325,483
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	940,000	959,120
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	235,000	207,236
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	550,000	516,736
Owens & Minor, Inc. 4.5% 3/31/29 (b)	65,000	57,120
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	225,000	229,511
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	345,000	356,298
Tenet Healthcare Corp. 5.125% 11/1/27 (c)	2,300,000	2,259,080
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	100,000	99,148
		11,872,706
Homebuilders/Real Estate - 2.9%
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)	185,000	187,729
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (b)(c)	1,050,000	1,038,394
Greystar Real Estate Partners 7.75% 9/1/30 (b)	230,000	243,888
HAT Holdings I LLC/HAT Holdings II LLC 8% 6/15/27 (b)(c)	285,000	298,137
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)(h)	70,000	75,083
Landsea Homes Corp. 8.875% 4/1/29 (b)	230,000	231,818
LGI Homes, Inc. 8.75% 12/15/28 (b)	195,000	207,178
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26 (c)	1,285,000	1,154,222
Railworks Holdings LP 8.25% 11/15/28 (b)	230,000	233,344
Rithm Capital Corp. 8% 4/1/29 (b)	140,000	138,780
Safehold Operating Partnership LP 2.85% 1/15/32	710,000	598,252
Starwood Property Trust, Inc. 4.75% 3/15/25 (c)	1,500,000	1,487,242
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	500,000	431,815
6.5% 2/15/29 (b)	820,000	619,782
		6,945,664
Hotels - 0.2%
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	230,000	232,255
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	160,000	162,875
		395,130
Insurance - 0.2%
Acrisure LLC / Acrisure Finance, Inc. 8.25% 2/1/29 (b)	230,000	233,916
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
6.75% 10/15/27 (b)	30,000	29,775
7% 1/15/31 (b)	200,000	203,607
		467,298
Leisure - 3.5%
Amer Sports Co. 6.75% 2/16/31 (b)(c)	235,000	233,754
Carnival Corp.:
7.625% 3/1/26 (b)	2,430,000	2,453,508
10.5% 6/1/30 (b)	245,000	266,286
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	400,000	398,212
5.875% 2/15/27 (b)	525,000	521,196
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	120,000	119,296
5.5% 8/31/26 (b)	1,435,000	1,428,532
5.5% 4/1/28 (b)	600,000	597,719
6.25% 3/15/32 (b)	230,000	234,553
7.25% 1/15/30 (b)	445,000	466,398
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)(c)	550,000	546,914
Viking Cruises Ltd. 9.125% 7/15/31 (b)	1,000,000	1,090,447
		8,356,815
Metals/Mining - 1.5%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	90,000	92,900
Arsenal AIC Parent LLC 8% 10/1/30 (b)	110,000	117,034
Cleveland-Cliffs, Inc.:
6.75% 4/15/30 (b)(c)	195,000	196,325
7% 3/15/32 (b)(c)	350,000	351,265
Constellium NV 6.375% 8/15/32 (b)(h)	470,000	469,368
ERO Copper Corp. 6.5% 2/15/30 (b)	340,000	331,075
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	880,000	860,570
Mineral Resources Ltd. 9.25% 10/1/28 (b)	185,000	196,741
Novelis Corp. 3.25% 11/15/26 (b)	950,000	903,820
		3,519,098
Paper - 0.3%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	690,000	685,883
Railroad - 0.1%
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	355,000	359,233
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	675,000	634,647
5.75% 4/15/25 (b)	375,000	374,450
6.125% 6/15/29 (b)	345,000	348,523
Garden SpinCo Corp. 8.625% 7/20/30 (b)(c)	55,000	59,408
		1,417,028
Services - 6.6%
AECOM 5.125% 3/15/27	930,000	918,835
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	340,000	345,919
APX Group, Inc. 6.75% 2/15/27 (b)	1,505,000	1,503,255
Aramark Services, Inc. 5% 4/1/25 (b)	1,025,000	1,022,510
Artera Services LLC 8.5% 2/15/31 (b)	695,000	712,560
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	765,000	840,066
Camelot Finance SA 4.5% 11/1/26 (b)	950,000	926,133
CoreCivic, Inc.:
4.75% 10/15/27	35,000	33,145
8.25% 4/15/29	235,000	247,329
CoreLogic, Inc. 4.5% 5/1/28 (b)	590,000	544,245
Garda World Security Corp. 8.25% 8/1/32 (b)	235,000	235,335
Hertz Corp. 4.625% 12/1/26 (b)	195,000	147,124
Iron Mountain, Inc. 4.875% 9/15/27 (b)	475,000	463,816
Life Time, Inc. 5.75% 1/15/26 (b)	425,000	423,382
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	360,000	351,900
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	875,000	874,320
Sabre GLBL, Inc. 8.625% 6/1/27 (b)	758,000	708,586
Sotheby's 7.375% 10/15/27 (b)	215,000	179,010
Staples, Inc.:
10.75% 9/1/29 (b)	485,000	469,802
12.75% 1/15/30 (b)	340,000	264,029
The GEO Group, Inc. 10.25% 4/15/31	470,000	503,818
TriNet Group, Inc. 7.125% 8/15/31 (b)	510,000	525,033
Uber Technologies, Inc. 7.5% 9/15/27 (b)	925,000	942,408
United Rentals North America, Inc.:
3.875% 11/15/27	550,000	524,577
6.125% 3/15/34 (b)	585,000	587,758
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	1,265,000	1,244,900
		15,539,795
Super Retail - 1.4%
At Home Group, Inc. 4.875% 7/15/28 (b)	60,000	21,601
Carvana Co.:
4.875% 9/1/29 (b)	80,000	62,373
5.875% 10/1/28 (b)	115,000	96,987
EG Global Finance PLC 12% 11/30/28 (b)	1,610,000	1,723,928
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)	225,000	226,934
Hanesbrands, Inc. 4.875% 5/15/26 (b)	900,000	881,484
Sally Holdings LLC 6.75% 3/1/32 (c)	235,000	234,169
Upbound Group, Inc. 6.375% 2/15/29 (b)	30,000	29,350
		3,276,826
Technology - 5.8%
Acuris Finance U.S.:
5% 5/1/28 (b)	1,280,000	1,140,793
9% 8/1/29 (f)(h)(i)	250,000	251,250
Amentum Escrow Corp. 7.25% 8/1/32 (b)(h)	275,000	280,860
Block, Inc. 6.5% 5/15/32 (b)	460,000	467,453
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)(c)	1,005,000	1,030,918
CommScope, Inc. 6% 3/1/26 (b)	775,000	727,476
Elastic NV 4.125% 7/15/29 (b)	225,000	207,296
Entegris, Inc. 4.75% 4/15/29 (b)	1,320,000	1,273,535
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	175,000	135,321
HTA Group Ltd. 7.5% 6/4/29 (b)	800,000	803,000
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	185,000	190,321
MicroStrategy, Inc. 6.125% 6/15/28 (b)	85,000	84,064
Open Text Corp. 3.875% 2/15/28 (b)	1,700,000	1,586,970
Qorvo, Inc. 4.375% 10/15/29	1,350,000	1,285,023
Seagate HDD Cayman 8.25% 12/15/29	165,000	177,757
Sensata Technologies, Inc. 6.625% 7/15/32 (b)	250,000	253,265
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	2,000,000	1,981,180
UKG, Inc. 6.875% 2/1/31 (b)	285,000	292,933
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	625,000	543,750
Virtusa Corp. 7.125% 12/15/28 (b)	50,000	47,387
VM Consolidated, Inc. 5.5% 4/15/29 (b)(c)	875,000	847,674
		13,608,226
Telecommunications - 4.6%
Altice Financing SA 5% 1/15/28 (b)	1,400,000	1,117,959
Altice France SA 5.125% 7/15/29 (b)	25,000	17,532
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	25,000	24,410
Cogent Communications Group, Inc. 7% 6/15/27 (b)	675,000	680,918
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)	605,000	594,595
Consolidated Communications, Inc. 5% 10/1/28 (b)	385,000	333,238
Frontier Communications Holdings LLC 5% 5/1/28 (b)	1,025,000	987,138
Hughes Satellite Systems Corp. 5.25% 8/1/26	525,000	400,149
Level 3 Financing, Inc.:
10.5% 5/15/30 (b)	260,000	265,720
11% 11/15/29 (b)	168,736	178,631
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,402,000	2,348,700
SBA Communications Corp. 3.875% 2/15/27 (c)	1,550,000	1,492,337
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	1,210,000	1,159,162
2.625% 4/15/26	320,000	307,618
ViaSat, Inc. 5.625% 9/15/25 (b)	550,000	544,068
Zayo Group Holdings, Inc. 4% 3/1/27 (b)(c)	450,000	382,665
		10,834,840
Transportation Ex Air/Rail - 0.5%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	70,000	63,055
Seaspan Corp. 5.5% 8/1/29 (b)	645,000	581,145
XPO, Inc. 6.25% 6/1/28 (b)(c)	470,000	475,119
		1,119,319
Utilities - 1.7%
Calpine Corp. 5.125% 3/15/28 (b)	750,000	726,389
NextEra Energy Partners LP:
4.25% 9/15/24 (b)	41,000	40,744
7.25% 1/15/29 (b)(c)	465,000	483,009
PG&E Corp. 5% 7/1/28 (c)	460,000	448,687
Pike Corp. 8.625% 1/31/31 (b)	275,000	295,716
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)	120,000	120,785
Vistra Operations Co. LLC:
5% 7/31/27 (b)	825,000	807,791
5.625% 2/15/27 (b)	805,000	798,816
7.75% 10/15/31 (b)	255,000	269,473
		3,991,410
TOTAL NONCONVERTIBLE BONDS		185,762,387
TOTAL CORPORATE BONDS (Cost $184,787,158)		188,296,990

Common Stocks - 0.2%
	Shares	Value ($)
Diversified Financial Services - 0.0%
Lime Tree Bay Ltd. (f)(j)	80	5,656
Energy - 0.1%
California Resources Corp. warrants 10/27/24 (j)	2	31
Forbes Energy Services Ltd. (f)(j)	6,468	1
Mesquite Energy, Inc. (f)(j)	1,922	160,919
TOTAL ENERGY		160,951
Healthcare - 0.1%
Cano Health, Inc. (f)	29,327	360,429
Cano Health, Inc. warrants (f)(j)	901	3,892
TOTAL HEALTHCARE		364,321
TOTAL COMMON STOCKS (Cost $798,875)		530,928

Bank Loan Obligations - 12.3%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9636% 6/3/28 (d)(k)(l)	437,449	418,555
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (d)(k)(l)	119,690	116,099
TOTAL AUTOMOTIVE & AUTO PARTS		534,654
Broadcasting - 1.0%
Diamond Sports Group LLC term loan 10% 8/2/27 (l)	40,908	54,255
Univision Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7082% 1/31/29 (d)(k)(l)	2,318,198	2,250,831
TOTAL BROADCASTING		2,305,086
Building Materials - 0.3%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (d)(k)(l)	271,798	215,911
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.5846% 4/29/29 (d)(k)(l)	491,250	487,182
TOTAL BUILDING MATERIALS		703,093
Chemicals - 1.3%
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9437% 9/30/28 (d)(k)(l)	394,183	393,446
Aruba Investment Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 11/24/27 (d)(k)(l)	364,593	363,984
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8437% 11/15/30 (d)(k)(l)	399,000	379,633
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (d)(k)(l)	364,751	363,992
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (d)(k)(l)	394,205	390,756
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8474% 6/23/31 (d)(k)(l)	657,735	659,380
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7554% 3/16/27 (d)(k)(l)	31,776	31,868
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.5937% 9/22/28 (d)(k)(l)	555,179	557,399
TOTAL CHEMICALS		3,140,458
Consumer Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 5/17/28 (d)(k)(l)	24,313	23,436
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (d)(l)	242,725	199,035
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 7/8/31 (d)(k)(l)	15,000	14,975
TOTAL CONSUMER PRODUCTS		237,446
Diversified Financial Services - 0.5%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5408% 4/21/28 (d)(k)(l)	830,165	830,373
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7/18/31 (k)(l)(m)	345,000	340,688
TOTAL DIVERSIFIED FINANCIAL SERVICES		1,171,061
Energy - 0.0%
DT Midstream, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4582% 6/12/28 (d)(k)(l)	15,973	16,046
Forbes Energy Services LLC Tranche B, term loan 0% (d)(e)(f)(l)	60,604	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (e)(f)(k)(l)	35,876	0
term loan 0% (d)(e)(f)(l)	15,000	0
TOTAL ENERGY		16,046
Environmental - 0.3%
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7084% 6/28/28 (d)(k)(l)	682,500	638,138
Food/Beverage/Tobacco - 0.2%
Del Monte Foods, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.7359% 5/16/29 (d)(k)(l)	362,235	271,676
CME Term SOFR 3 Month Index + 8.000% 13.3287% 8/31/28 (d)(f)(k)(l)	157,968	140,132
CME Term SOFR 3 Month Index + 8.000% 13.3287% 8/31/28 (d)(f)(k)(l)	118,848	105,430
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8462% 3/31/28 (d)(k)(l)	53,350	53,478
TOTAL FOOD/BEVERAGE/TOBACCO		570,716
Gaming - 0.1%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0788% 1/27/29 (d)(k)(l)	316,786	317,442
Healthcare - 1.2%
Cano Health, Inc. 1LN, term loan 3 month U.S. LIBOR + 11.000% 13.3346% 10/7/24 (d)(f)(k)(l)	172,005	172,005
Confluent Health LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4582% 11/30/28 (d)(k)(l)	14,674	14,143
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3437% 5/4/28 (d)(k)(l)	19,400	19,415
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 5/5/28 (d)(k)(l)	48,027	48,079
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 4/7/31 (d)(k)(l)	438,402	438,863
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8437% 10/23/28 (d)(k)(l)	1,239,550	1,243,194
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 11/30/27 (d)(k)(l)	809,623	812,206
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 11/15/28 (d)(k)(l)	58,650	58,848
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7075% 10/1/28 (d)(k)(l)	29,175	28,154
TOTAL HEALTHCARE		2,834,907
Hotels - 0.0%
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8439% 8/2/28 (d)(k)(l)	48,625	48,648
Insurance - 0.5%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8451% 11/6/30 (d)(k)(l)	380,697	382,235
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4437% 8/19/28 (d)(k)(l)	364,697	361,222
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0846% 11/23/29 (d)(k)(l)	364,730	365,313
TOTAL INSURANCE		1,108,770
Leisure - 0.8%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6109% 7/21/30 (d)(k)(l)	915,000	915,000
Hayward Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9582% 5/28/28 (d)(k)(l)	388,000	388,194
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5962% 5/12/28 (d)(k)(l)	24,250	24,220
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5137% 12/30/26 (d)(k)(l)	515,000	464,788
TOTAL LEISURE		1,792,202
Metals/Mining - 0.1%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.609% 6/4/28 (d)(k)(l)	278,564	230,710
Paper - 0.5%
Clydesdale Acquisition Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1187% 4/13/29 (d)(k)(l)	1,119,278	1,119,558
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 4/13/29 (k)(l)(m)	35,000	35,009
TOTAL PAPER		1,154,567
Services - 1.9%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 12/21/28 (d)(k)(l)	558,792	560,748
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 5/14/28 (d)(k)(l)	1,449,567	1,448,596
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1937% 12/10/29 (d)(k)(l)	20,000	19,300
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 12/10/28 (d)(k)(l)	877,344	877,756
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (d)(k)(l)	263,016	262,984
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7082% 9/30/28 (d)(k)(l)	14,588	14,599
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9582% 6/2/28 (d)(k)(l)	48,625	47,805
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2521% 8/1/29 (d)(k)(l)	30,000	30,109
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.404% 4/11/29 (d)(k)(l)	406,339	381,959
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (d)(k)(l)	888,125	727,525
TOTAL SERVICES		4,371,381
Super Retail - 0.8%
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5137% 4/1/28 (d)(k)(l)	486,216	360,864
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 3/5/28 (d)(k)(l)	1,147,483	1,145,234
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1821% 6/6/31 (d)(k)(l)	503,935	485,163
TOTAL SUPER RETAIL		1,991,261
Technology - 1.5%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4846% 2/16/28 (d)(k)(l)	10,156	10,123
Applied Systems, Inc. Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5846% 2/23/32 (d)(k)(l)	5,000	5,178
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5937% 2/15/29 (d)(k)(l)	846,867	844,750
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3346% 3/29/29 (d)(k)(l)	1,820,000	1,818,344
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.2082% 3/31/29 (d)(k)(l)	80,000	75,400
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 3/31/28 (d)(k)(l)	14,550	14,535
Leia Finco U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (k)(l)(m)	460,000	453,675
Maverick Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1521% 5/18/28 (d)(k)(l)	291,769	290,310
TOTAL TECHNOLOGY		3,512,315
Telecommunications - 0.4%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6933% 11/30/27 (d)(k)(l)	476,434	472,413
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9582% 10/2/27 (d)(k)(l)	250,000	237,913
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6937% 9/21/27 (d)(k)(l)	338,360	339,629
TOTAL TELECOMMUNICATIONS		1,049,955
Textiles/Apparel - 0.3%
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7082% 4/16/28 (d)(k)(l)	600,179	600,365
Utilities - 0.3%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 1/20/31 (d)(k)(l)	602,275	603,420
TOTAL BANK LOAN OBLIGATIONS (Cost $28,947,296)		28,932,641

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.5%
Ally Financial, Inc.:
4.7% (d)(n)	220,000	201,698
4.7% (d)(n)	230,000	190,885
Citigroup, Inc. 7.125% (d)(n)	420,000	420,593
Wells Fargo & Co. 7.625% (c)(d)(n)	290,000	308,465
TOTAL BANKS & THRIFTS		1,121,641
Diversified Financial Services - 0.2%
Charles Schwab Corp. 5.375% (d)(n)	515,000	508,973
TOTAL PREFERRED SECURITIES (Cost $1,437,551)		1,630,614

Money Market Funds - 11.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (o)	15,952,267	15,955,457
Fidelity Securities Lending Cash Central Fund 5.39% (o)(p)	10,590,288	10,591,348
TOTAL MONEY MARKET FUNDS (Cost $26,546,805)		26,546,805

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $242,517,685)	245,937,978
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(9,865,375)
NET ASSETS - 100.0%	236,072,603

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $152,468,202 or 64.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $251,250 or 0.1% of net assets.

(j)	Non-income producing
(k)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	The coupon rate will be determined upon settlement of the loan after period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acuris Finance U.S. 9% 8/1/29	7/25/24	250,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	9,395,617	33,123,943	26,564,216	181,252	113	-	15,955,457	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	21,082,503	10,491,155	10,143	-	-	10,591,348	0.0%
Total	9,395,617	54,206,446	37,055,371	191,395	113	-	26,546,805

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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